Note 9 - Debt and Convertible Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

9.  Debt and Convertible Debt

The Company is party to loan agreements as follows:

	December 31
	2013	2012
	(in thousands)

Senior secured term loan (1)	$4,442	$—
Loan payable (4)	$50	$—
Note payable (5)	$376	$375
Various loans (2) (3) (6) (7) (8) (9)	$37	$—
Total notes and loans payable	$4,905	$375

Notes and loans payable, current portion	$1,546	$36
Notes and loans payable, long-term	3,359	339
	4,905	375

Repayments under the Company’s existing debt agreements consist of the following:

Year Ending	At December 31, 2013
(in thousands)
2014	1,546
2015	2,020
2016	1,339
Total	$4,905

(1)  In connection with the merger, the Company assumed a senior secured term loan from MidCap Financial (“MidCap”). In August 2013, the Company executed the Third Amendment and Consent to Loan and Security Agreement between the Company, its subsidiaries, and MidCap . This amendment restructured the Company's loan in connection with the completed merger.

In addition to providing MidCap’s consent to the merger, the amendment fixed the outstanding principal balance of the initial borrowing ("Tranche 1") of the loan at approximately $4.4 million. Principal repayments on the Tranche 1 amount was set to commence on December 1, 2013 and was subsequently amended to commence on May 1, 2014. Principal repayments will be due in approximately equal monthly installments commencing on the first repayment date. The scheduled maturity date of the loan is August 1, 2016.

The amendment also provides availability for a second borrowing ("Tranche 2") of $1 million, which will be available for drawing by the Company through August 1, 2014, at the Company’s discretion, upon meeting certain conditions, most importantly the raising of net cash proceeds of at least $17.5 million through one or more qualifying transactions, as defined in the amendment. Repayment of the Tranche 2 amount will be in approximately equal monthly payments, ending on the maturity date of the Tranche 1 loan. Interest on the Tranche 1 and Tranche 2 loans will accrue at the rate of 11.5% per annum and will be paid monthly in arrears.

In connection with the restructuring of the loan, subsequent to the closing of the merger, the Company granted to MidCap five-year warrants to purchase 101,531 shares of the Company’s common stock at $3.50 per share having a grant date fair value of $0.3 million. Warrants to purchase additional shares of the Company’s common stock will be issuable if the Tranche 2 amount is drawn. The number of shares and the exercise price of the additional warrants will be based on the market price of the Company’s stock at the time of the drawing.

In March 2014, in connection with the issuance of the Series C 8% Convertible Preferred Stock and related common stock warrants, the Company signed a Fourth Amendment to the Loan and Security Agreement. This amendment fixed the amortization schedule for the Tranche 1 amount at twenty-eight (28) substantially equal monthly instalments of principal plus accrued interest, and waived defaults that had occurred since the merger. As a result of the conclusion of the financing and the execution of the Fourth Amendment to the Loan and Security Agreement, we reclassified principal amounts due under the loan more than twelve months from December 31, 2014 as a long term liability.

(2)   Immune Ltd. signed a line of credit agreement with Bank Hapoalim in July 2013 under which Immune Ltd. could borrow an amount up to NIS 130,000 (equivalent to approximately $37,500 as of December 31, 2013).  The agreement was extended in December 2013 and currently is due for repayment in June 2014.  The loan bears interest at 6.1% per annum, which is payable on the repayment date of the loan.  Borrowings under the loan are personally guaranteed by Dr. Teper, the Company's CEO.

(3)  In June 2013, the Company entered into a three month loan agreement in the amount of approximately $36,000 bearing an interest rate of 6.5% per annum. Interest expense was an immaterial amount. The loan was due and payable on September 5, 2013 and was repaid on September 8, 2013.

(4)   In May 2013, the Company entered into a loan agreement to borrow $50,000. The debt carried a fixed rate of interest of 10%, payable together with the principal amount on June 30, 2013. In connection with the debt issuance, the Company granted to the investor an option to invest up to $500,000 in the Company and purchase such number of shares of the Company of the most preferential class at a price per share reflecting a 10% discount off the lowest price per share at the last round of investment immediately prior to the exercise of the option. The Company expensed $50,000 to interest expense related to this option during 2013.

(5)   In March 2012, the Company acquired from MabLife, through an assignment agreement, all rights, titles and interests in and to the patent rights, technology and deliverables related to the anti-Ferritin mAb, AMB8LK, including its nucleotide and protein sequences, its ability to recognize human acid and basic ferritins, or a part of its ability to recognize human acid and basic ferritins. The consideration is as follows: (i) $600,000 payable in six annual installments (one of such installments being an upfront payment made upon execution of the agreement) with a fair value of $0.4 million and an interest rate of 12%; and (ii) royalties of 0.6% of net sales of any product containing AMB8LK or the manufacture, use, sale, offering or importation of which would infringe on the patent rights with respect to AMB8LK. Immune is required to assign the foregoing rights back to MabLife if Immune fails to make any of the required payments, is declared insolvent or bankrupt or terminates the agreement. $60,000 was paid to MabLife upon execution of agreement in April 2012 and $80,000 and $35,00 of interest was expensed during the years ended December 31, 2013 and 2012, respectively. In February 2014, The Company was assigned the secondary patent rights to the assets and revised its payment arrangement for the purchase of the original assignment rights. Future payments are due in the following amounts: $20,000 was paid in February 2014, $35,000 in April 2014, $80,000 in May 2014, $33,000 in June 2014, $34,000 in August 2014, $25,000 on each of the following anniversaries from February 2015 through February 2018, $0.1 million on each of the following three anniversaries from April 2015 through April 2017 and $35,000 in February 2019. The present value of future payments is $0.4 million as of December 31, 2013; $0.1 million of which was determined to be short term as of December 31, 2013.

(6)   In May 2011, the Company borrowed $0.3 million from a single institutional investor via the issuance of convertible debt. The debt carried a fixed rate of interest of 1% per month, payable monthly, and was due and payable in May 2012, if not earlier converted, with an option for the investor to transfer the loan after three months. In connection with the debt issuance, the Company granted to the investor $78,000 of warrants (30% coverage) to purchase the Company’s ordinary shares with terms to be agreed upon at a later date and an option to invest up to $0.3 million in a future round of financing at a 35% discount. In August 2011, the loan was amended and an extension to the stated maturity was granted in return for an increase in the equivalent fair value of the warrants to be issued from $78,000 to $221,000 and an increase in the future option to invest at a 35% fair value from $0.3 million to $1.1 million. The increase in the fair value of the warrants expected to be issued was determined to have a fair value of $80,000 which was recorded as a loan extension fee on the date of amendment. In November 2011, the principal balance of the loan plus accrued interest was repaid in cash.

(7)   In January 2011, the Company received $0.1 million in gross proceeds from a private investor via an issuance of convertible debt. The debt had no stated maturity, carried an interest rate of LIBOR + 2% payable annually and was convertible into ordinary shares of the Company, based on the occurrence of certain future financing transactions, at a discount off fair market value. In June 2011, the principal balance and accrued unpaid interest on this note was converted into 120,123 ordinary shares of the Company which resulted in a loss on extinguishment of the debt of $0.1 million. Prior to the date of conversion the Company entered into a share buy-back agreement whereby the Company agreed to repurchase 50% of the shares received as a result of the convertible loan investment if the shareholder elected to do so prior to December 31, 2012. The Company recorded a liability of $50,000 to account for the potential buy-back at December 31, 2011 which was reversed and recorded in equity during December 2012 when the buy-back commitment expired unexercised.

(8)   In December 2010, the Company received $0.1 million in gross proceeds from three private investors via the issuance of convertible debt. The debt had no stated maturity, carried an interest rate of LIBOR + 1.5% payable annually and was convertible into ordinary shares of the Company, based on the occurrence of certain future financing transactions, at a discount off fair market value. In March 2011, the principal balance and accrued unpaid interest on this note was converted into 142,830 ordinary shares of the Company which resulted in a loss on extinguishment of the debt of $7,000. Prior to the date of conversion the Company entered into a share buy-back agreement with two shareholders whereby the Company agreed torepurchase all shares received as a result of the conversion of the debt if the shareholder elected to do so prior to December 31, 2012. The Company recorded a liability of $66,000 to account for the potential buy-back at December 31, 2011 which was reversed and recorded in equity during December 2012 when the buy-back commitment expired unexercised.

(9)   In December 2010, the Company entered in a convertible note agreement with the Chief Executive Officer, which was intended to be a convertible line of credit, for $0.3 million. The debt had a 24-month term, carried an interest rate of LIBOR + 1.5% payable annually and was convertible into ordinary shares of the Company, based on the occurrence of certain future financing transactions, at a discount from fair market value. Net borrowings (repayments) under this agreement amounted to ($0.2 milllion), and $0 for the year ended December 31, 2012 and the cumulative period from July 11, 2010 (date of inception) through December 31, 2013, respectively. In June 2012, the principal balance and accrued unpaid interest of $0.2 million on this note was settled. In June 2012 the Company made a cash payment of $20,000 and the remaining balance converted into 408,809 ordinary shares of the Company which resulted in a loss on extinguishment of the debt of $0.5 million.